Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Preferred stock, shares authorized			5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized			75,000,000	75,000,000	75,000,000	75,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued			1,590,000	1,579,000	10,167,000	1,692,000
Common stock, shares outstanding			1,590,000	1,579,000	10,167,000	1,692,000
Previously Reported [Member]
Common stock, shares issued				55,305,000
Common stock, shares outstanding				55,305,000
Tuhura Biosciences Inc. and Subsidiary [Member]
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, shares authorized	75,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	43,680,396	42,323,759			12,167,679
Common stock, shares outstanding	43,680,396	42,323,759			12,167,679
Preferred Stock Series A [Member]
Preferred Stock, shares issued			279,000	279,000	279,000	279,000
Preferred stock, shares outstanding			279,000	279,000	279,000	279,000
Preferred Stock Series A [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares outstanding	278,530	278,530
Preferred Stock Series C [Member]
Preferred Stock, shares issued			0	14,000	14,000	14,000
Preferred stock, shares outstanding			0	14,000	14,000	14,000
Preferred Stock Series A, A 1, and B [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Preferred stock, shares authorized					16,912,843
Preferred stock, par value					$ 0.001
Preferred Stock, shares issued		0
Preferred stock, shares outstanding		0